SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION-term liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-out considerations	$ 43,970	$ 10,400
Other	2,001	206
Total other long-term liabilities	$ 45,971	$ 10,606